Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]
4. Related Party Transactions
We have related party transactions with our joint venture partners, which are classified as equity investees (see Note 8 to the Consolidated Financial Statements). These related party transactions include the sales and purchases of goods in the normal course of business as well as certain financing arrangements. In addition, under contractual arrangements with certain of our equity investees, we receive certain services, utilities and materials at some of our manufacturing sites, and we provide certain services to our equity investees. These transactions are summarized as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
The Company billed related parties for:
Sales of products—
Joint venture partners	$1,012	$1,038	$758
Shared service agreements—
Joint venture partners	2	13	6
Related parties billed the Company for:
Sales of products—
Joint venture partners	$4,837	$4,348	$2,682
Shared service agreements—
Joint venture partners	94	85	75
Related Party Notes Receivable—In July 2022, we executed a loan agreement with our joint venture partner to fund CNY300 million (approximately $43 million as of December 31, 2022) principal to our joint venture Bora LyondellBasell Petrochemical Co. Ltd. (“BLYB”). The loan matures six months from issuance and may be extended up to nine times, in six months increments, with consent of the joint venture partners. Interest accrues at the one-year prime rate from People’s Bank of China and is payable quarterly.
Other—We have guaranteed $20 million of the indebtedness of two of our joint ventures as of December 31, 2022.